Prepayments for Land Use Right - Summary of Prepayments for Land Use Right (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [abstract]
Carrying amount at 1 January	¥ 2,064	¥ 2,094
Recognized during the year	(347)	(30)
Carrying amount at 31 December	¥ 1,717	¥ 2,064